Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [abstract]
Income Taxes

29. Income Taxes

(a) Reconciliation of effective tax rate

Income tax expense differs from the amount that would be computed by applying the applicable Canadian statutory income tax rate to income before income taxes. The significant reasons for the differences are as follows:

	Year ended December 31,
	2017	2016
Net income before tax	$104,951	$47,110
Statutory tax rate	26.0%	26.0%
Anticipated income tax at statutory rates	27,287	12,249
Non-deductible expenditures	1,082	514
Differences between Canadian and foreign tax rates	5,804	2,995
Change in estimate	88	(511)
Effect of change in tax rates	(1,576)	(622)
Inflation adjustment	(2,242)	(933)
Impact of foreign exchange	(666)	5,328
Change in deferred tax assets not recognized	4,194	4,839
Mining taxes	4,568	2,738
Withholding taxes	649	2,760
Other items	(542)	(105)
Total income tax expense	$38,646	$29,252
Total income tax represented by:
Current income tax expense	$34,863	$29,063
Deferred tax expense	3,783	189
	$38,646	$29,252

In 2015, Peru underwent a tax reform that included an announced decrease in tax rates over a four year period.  In December of 2016 the future decreases were halted and the tax rate was increased. The Company’s Peruvian operating subsidiary, Minera Bateas, had an agreement with Peruvian government that stabilized its tax rate until December 31, 2017.  The Company will be subject to a Peruvian income tax rate of 29.5% in 2018 and thereafter.

On December 27, 2017, the Argentine Congress passed the proposed tax reform which became effective on January 1, 2018.  The changes included an immediate transitional reduction in corporate income tax rate from 35% to 30% for the two taxation years beginning on or after January 1, 2018. Effective 2020 and thereafter, the Argentine corporate income tax rate will reduce from 30% to 25%.

Effective January 1, 2018, the British Columbia provincial tax rate will increase from 11% to 12%, resulting in an increase in the combined Canadian Federal and Provincial statutory tax rate of 27% starting 2018 and thereafter.

(b)  Tax amounts recognized in profit or loss

	Year ended December 31,
	2017	2016

Current tax expense
Current taxes on profit for the year	$34,940	$29,791
Changes in estimates related to prior years	(77)	(728)
	$34,863	$29,063

Deferred tax expense
Origination and reversal of temporary differences and foreign exchange rate effects	$5,194	$594
Changes in estimates related to prior years	165	217
Effect of changes in tax rates	(1,576)	(622)
	$3,783	$189

Total Tax expense	$38,646	$29,252

(c) Deferred tax balances

The significant components of the recognized deferred tax assets and liabilities are:

	December 31,	December 31,
	2017	2016
Deferred tax assets:
Reclamation and closure cost obligation	$3,996	$3,940
Other	6,268	2,898
Total deferred tax assets	$10,264	$6,838

Deferred tax liabilities:
Mineral properties	$(30,413)	$(14,858)
Mining taxes	(3,376)	(3,336)
Equipment and buildings	(4,658)	(5,363)
Other	(474)	(8,155)
Total deferred tax liabilities	$(38,921)	$(31,712)

Net deferred tax liabilities	$(28,657)	$(24,874)

Classification:
	2017	2016
Deferred tax assets	$-	$471
Deferred tax liabilities	(28,657)	(25,345)
Net deferred tax liabilities	$(28,657)	$(24,874)

The Company’s movement of net deferred tax liabilities is described below:

	2017	2016
At January 1	$24,874	$24,685
Deferred income tax expense through income statement	3,783	189
At December 31	$28,657	$24,874

(d) Unrecognized deferred tax assets and liabilities

The Company recognizes tax benefits on losses or other deductible amounts where it is more likely than not that the deferred tax asset will be realized.  The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consists of the following amounts:

	December 31,	December 31,
	2017	2016
Unrecognized deductible temporary differences and unused tax losses:
Non capital losses	$73,994	$55,500
Provisions and other	11,720	13,074
Share issue costs	4,473	624
Mineral properties, plant and equipment	762	1,801
Derivative liabilities	-	254
Capital losses	906	846
Unrecognized deductible temporary differences	$91,855	$72,099

As at December 31, 2017, the Company has temporary differences associated with investments in subsidiaries for which an income tax liability has not been recognized as the Company can control the timing of the reversal of the temporary differences and the Company plans to reinvest in its foreign subsidiaries.  The temporary difference associated with investments in subsidiaries aggregate to:

	December 31,	December 31,
	2017	2016
Mexico	$69,044	$66,035
Peru	98,070	58,017

(e) Tax loss carryforwards

Tax losses have the following expiry dates:

		December 31,	December 31,
	Year of expiry	2017	2016
Canada	2025 – 2037	$74,300	$55,500
Argentina	2018 – 2022	3,700	-
Mexico	2021 – 2025	332	450
Barbados	2022 – 2024	266	185

In addition, at December 31, 2017, the Company has accumulated Canadian resource-related expenses of $5,773  (2016 - $3,271) for which the deferred tax benefit has not been recognized.